Material accounting policies (Details) - Schedule of Annual Average Depreciation Rate of the Right-Of-Use Assets	12 Months Ended
Dec. 31, 2023
Schedule of Annual Average Depreciation Rate of the Right-of-Use Assets [Abstract]
Office buildings	28.60%